Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2008	$ 277	$ 40	$ 55		$ 153,326	$ (88,213)	$ (2,875)	$ 62,610
Issuance of common stock			2					2
Issuance of preferred stock	7				5,515			5,522
Compensation expense associated with stock grants					1,521			1,521
Purchase of treasury stock						(6,172)		(6,172)
Net income (loss)							445	445
Balances at Dec. 31, 2009	284	40	57		160,362	(94,385)	(2,430)	63,928
Issuance of common stock			1	74	76,356			76,431
Conversion to common stock	(284)	(40)	(58)	382
Compensation expense associated with stock grants					3,129			3,129
Charitable contribution expense associated with stock grant					104			104
Put option liability					(702)			(702)
Purchase of treasury stock						(1,317)		(1,317)
Net income (loss)							(39,716)	(39,716)
Balances at Dec. 31, 2010				456	239,249	(95,702)	(42,146)	101,857
Issuance of common stock				11	719			730
Compensation expense associated with stock grants					5,228			5,228
Charitable contribution expense associated with stock grant					206			206
Put option liability					702			702
Purchase of treasury stock						(823)		(823)
Net income (loss)							5,662	5,662
Balances at Dec. 31, 2011				$ 467	$ 246,104	$ (96,525)	$ (36,484)	$ 113,562